Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Fair value

The carrying value and fair value of the Company’s financial instruments are as follows:

March 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities	$—	$—	$195,678	$195,678

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities	$—	$—	$—	$—

Schedule of Fair Value of the Warrants Outstanding

The fair value of the warrants outstanding was estimated using the Black-Scholes model. The application of the Black-Scholes model requires the use of a number of inputs and significant assumptions including volatility. The following reflects the inputs and assumptions used:

As of
	March 31, 2022	December 31, 2021
Stock price	$5.55	N/A
Exercise price	$6.40	N/A
Remaining term (in years)	0.98	N/A
Volatility	110%	N/A
Risk-free rate	1.63%	N/A
Expected dividend yield	—%	—

Schedule of Change in Fair Value of the Warrant Liabilities

The warrant liabilities will be remeasured at each reporting period with changes in fair value recorded in other income (expense), net on the consolidated statements of operations. The change in fair value of the warrant liabilities was as follows:

Warrant Liabilities
Estimated fair value at March 22, 2022	$225,015
Change in fair value	(29,337)
Estimated fair value at March 31, 2022	$195,678